Supplemental Disclosures with Respect to Cash Flows (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 12, 2019	Nov. 30, 2019	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2020
Supplemental Disclosures With Respect To Cash Flows [Line Items]
Loss on settlement			$ (239,328)		$ (239,328)
Amount related to issued common shares				$ 2,752,782
Discount rate for present value of future lease payments			12.00%		12.00%
NMG Acquisition
Supplemental Disclosures With Respect To Cash Flows [Line Items]
Escrow release					$ 17,786
Adoption of ASC 842
Supplemental Disclosures With Respect To Cash Flows [Line Items]
Leases liabilities			$ 1,187,116		$ 1,187,116
Discount rate for present value of future lease payments			12.00%		12.00%
Purchase Agreement, NMG SD Settlement Agreement and the Lease Assignment Agreement
Supplemental Disclosures With Respect To Cash Flows [Line Items]
Amount related to issued common shares	$ 2,752,782
Number of common shares issued	4,337,111
Purchase Agreement, NMG SD Settlement Agreement and the Lease Assignment Agreement | NMG Acquisition
Supplemental Disclosures With Respect To Cash Flows [Line Items]
Settlement of aggregate receivable amount		$ 590,328
Accounts receivable from future sale of Inventory		90,315
Future credit towards the contribution fee		25,000
Future credit towards production equipment		235,685
Loss on settlement		$ (239,328)